Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of Transactions with Key Management Personnel	The Company has identified its Board of Directors, Executive Chairman, Chief Executive Officer (“CEO”), Chief Operating Officer (“COO”), Chief Financial Officer (“CFO”) and its President as its key management personnel who have the authority and responsibility for planning, directing and controlling the Company’s main activities.
For the six months ended June 30,	2024	2023
Key Management Remuneration	$206,120	$299,382
Stock-based compensation	–	–
	$206,120	$299,382